ALPS ETF TRUST

(the “Trust”)

ALPS Nautilus SMR, Nuclear & Technology ETF (NYSE ARCA: SMRF)

(the “Fund”)

SUPPLEMENT DATED AUGUST 20, 2026 TO THE FUND’S SUMMARY PROSPECTUS, PROSPECTUS, AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”), EACH DATED FEBRUARY 18, 2026, AS SUPPLEMENTED

Effective as of the date of this Supplement, Charles Perkins no longer serves as Portfolio Manager of the Fund. Accordingly, all references to Mr. Perkins in the Fund’s Summary Prospectus, Prospectus, and SAI are hereby deleted.

Ryan Mischker and Kyle Kleckner continue to serve as Portfolio Managers of the Fund.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE